OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
OTHER RECEIVABLES

6. OTHER RECEIVABLES

Other receivables consisted of the following as of December 31, 2022 and December 31, 2021.

	As of December 31, 2022	As of December 31, 2021
Other receivables	$664,396	$1,300
Total other receivables	$664,396	$1,300

As of December 31, 2022, the amount of $664,396 on other receivables are related party transactions and outstanding balances. As of December 31, 2021, the amount of $1,300 on other receivables are related party transactions and outstanding balances. The amount is unsecured, interest free and repayable on demand.